Commitments (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Capital expenditures
Capital commitments
Contracted but not provided for	¥ 3,371	¥ 2,542
Purchase of property and equipment
Capital commitments
Contracted but not provided for	1,190	980
Construction of corporate campuses
Capital commitments
Contracted but not provided for	¥ 2,181	¥ 1,562